Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2023
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Assets pledged, collateral received and assets transferred	Assets pledged, collateral received and assets transferred
Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the
Barclays Bank Group’s balance sheet, for example because the Barclays Bank Group retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.
Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet.
The Barclays Bank Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.
Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The following table summarises the nature and carrying amount of the assets pledged as security:

	Barclays Bank Group
	2023	2022
	£m	£m
Cash collateral and settlement balances	70,007	75,790
Loans and advances at amortised cost	46,902	36,752
Trading portfolio assets	117,696	63,914
Financial assets at fair value through the income statement	9,847	7,747
Financial assets at fair value through other comprehensive income	24,118	16,164
Assets pledged	268,570	200,367
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represents the gross carrying value of the assets pledged and the associated liabilities represents the IFRS balance sheet value of the related liability recorded on the balance sheet.

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2023
Derivatives	77,102	(77,102)
Repurchase agreements	69,740	(41,916)
Securities lending arrangements	115,909	—
Other	5,819	(5,188)
	268,570	(124,206)

At 31 December 2022
Derivatives	77,941	(77,941)
Repurchase agreements	54,509	(31,220)
Securities lending arrangements	62,741	—
Other	5,176	(4,788)
	200,367	(113,949)
For repurchase agreements the difference between transferred assets and associated liabilities is predominantly due to IFRS netting. Included within
Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the gross transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2023
Recourse to transferred assets only	6,769	(2,336)	7,315	(2,303)	5,012
2022
Recourse to transferred assets only	5,176	(1,433)	5,613	(1,356)	4,257
The Barclays Bank Group has an additional £2.7bn (2022: £2.7bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.
Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Bank Group is allowed to resell or re-pledge the collateral held. Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
Fair value of securities accepted as collateral	1,207,312	989,211
Of which fair value of securities re-pledged/transferred to others	1,105,760	892,760